Stock Grants (Details Narrative) - USD ($)				12 Months Ended
	Sep. 02, 2017	Aug. 08, 2017	Apr. 10, 2017	Dec. 31, 2017	Dec. 31, 2016
Restricted common stock, value				$ 44,700
Stock compensation expense				$ 242,146	$ 230,833
Director [Member]
Restricted common stock, shares				793,025	468,254
Restricted common stock, value				$ 150,000	$ 41,666
Consultant [Member]
Restricted common stock, shares		100,000	100,000
Restricted common stock, per share		$ 0.175	$ 0.23
Share-based payment forfeiture and vesting rights, percentage	25.00%
Consultant [Member] | April 10 2017 [Member]
Stock compensation expense				17,250
Consultant [Member] | August 8, 2017 [Member]
Stock compensation expense				$ 13,125